Contingencies, Commitments and Guarantees - Lease commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Lease liability, balance sheet location
Right of use asset, balance sheet location
Net lease liabilities	$ 43	$ 66
Right of use asset	36	51
Operating Lease, Lease Income, Lease Payments	$ 20	23
Leases, weighted average discount rate	3.60%
Leases, weighted average lease term	4 years 8 months 15 days
Rent expense	$ 33	$ 21	$ 21